INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
INTANGIBLE ASSETS, NET
Intangible assets subject to amortization	$ 22,611	$ 21,419
Less: accumulated amortization	(7,923)	(5,334)
impairment	(1,951)	(1,906)
Total expected amortization expense	4,971
Intangible assets, net	12,737	14,179
Amortization expenses	2,493	2,431	$ 2,224
Impairment loss for intangible assets	0	1,720	$ 79
Estimated amortization expenses
2022	2,259
2023	1,213
2024	937
2025	112
2026	82
2027 and thereafter	368
Total expected amortization expense	4,971
Trademark
INTANGIBLE ASSETS, NET
Intangible assets subject to amortization	2,298	1,551
Student base
INTANGIBLE ASSETS, NET
Intangible assets subject to amortization	8,213	7,939
Initial franchise
INTANGIBLE ASSETS, NET
Intangible assets subject to amortization	1,626	1,626
Brand
INTANGIBLE ASSETS, NET
Intangible assets subject to amortization	1,224	1,195
Non-compete agreement
INTANGIBLE ASSETS, NET
Intangible assets subject to amortization	690	674
Customer relationships
INTANGIBLE ASSETS, NET
Intangible assets subject to amortization	94	92
Software and courses
INTANGIBLE ASSETS, NET
Intangible assets subject to amortization	669	545
Contracts
INTANGIBLE ASSETS, NET
Intangible assets subject to amortization	31	31
Trademark
INTANGIBLE ASSETS, NET
Intangible assets not subject to amortization	$ 7,766	$ 7,766